NOTE 4 STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Stock issed for services	3,500	150,000
Common stock issued, value		$ 22,500